Transactions with Related Parties (Details) € in Thousands, $ in Thousands	2 Months Ended	3 Months Ended						4 Months Ended	5 Months Ended		9 Months Ended			10 Months Ended	11 Months Ended		12 Months Ended
	Feb. 21, 2018 shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) shares	Mar. 20, 2017 shares	Mar. 17, 2017 USD ($) shares	Apr. 30, 2016 USD ($)	Jun. 07, 2017	Jun. 05, 2015	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Nov. 11, 2014 USD ($)	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2010 USD ($)	Sep. 19, 2016	Feb. 04, 2015	Dec. 31, 2012 USD ($)
Administrative fee revenue from affiliates		$ 7,357	$ 6,284								$ 21,488		$ 16,942				$ 23,667		$ 21,799	$ 16,177
General and administrative expenses		6,503	6,711								21,757		19,203				27,521		25,295	34,183
Due from affiliate, current		13,626									13,626						4,002		8,548
Long-term receivable from affiliate companies																			11,105
Due to affiliate, current		18,646									18,646						16,749		32,847
Due to affiliate, non current		86,005									86,005						76,872		6,399
Deferred gain recognized in Statement of Comprehensive Income		(4,231)	901								(13,720)		2,208				4,399		(202,779)	61,484
Credit facility outstanding amount		167,393									167,393						219,856
Long-term debt		1,599,331	1,643,215								1,599,331		1,643,215				1,682,488		1,651,095	1,581,308
Investments in affiliates		166,888	185,548								166,888		185,548				183,160		160,071	381,746
Loan receivable from affiliate companies		34,635									34,635						30,112		23,008
Outstanding balance																	0		49,876
Other long term liabilities and deferred income		$ 40,050									$ 40,050						$ 43,382		43,388
Share Repurchase Program
General partnership interests | shares		1,717,318			1,313,399						1,717,318
Navios Acquisition Loan
Line of credit facility issuance date											Sep. 19, 2016	Sep. 19, 2016					Sep. 19, 2016	Sep. 19, 2016
Maximum borrowing capacity		$ 70,000									$ 70,000						$ 70,000
Line Credit Facility Arrangement Fees											700						700
Credit facility outstanding amount																	0		51,240
Navios Partners Agreement
Maximum payout of company under Navios Partner's guarantee																								$ 20,000
General and administrative expenses		2,357		$ 2,176							6,938		6,042				8,347		7,751	6,205
Navios Partners Agreement | Guarantee claim
Other long term liabilities and deferred income		20,000									20,000						20,000		19,739
Navios Acquisition Agreement
General and administrative expenses																	9,000		9,427	7,608
Navios Logistics Agreement
General and administrative expenses		250	250								750		750				1,000		1,000	760
Termination date of the administrative services agreement								December 2021
Navios Europe I Agreement
General and administrative expenses		335	299								995		887				1,187		1,300	800
Administrative services agreement term in years																6 years
Navios Midstream Agreement
General and administrative expenses		375	375								1,119		1,125				1,500		1,500	1,014
Administrative services agreement term in years															5 years
Navios Europe II Agreement
General and administrative expenses		514	445								1,526		1,321				1,766		1,820	550
Administrative services agreement term in years										6 years
Navios Containers agreement
General and administrative expenses		1,587	738								$ 4,287		817				$ 1,868
Administrative services agreement term in years									5 years
Navios Containers agreement with automatic extension
Administrative services agreement term in years											5 years	5 years					5 years	5 years
Navios Revolving Loans I Transfer
Due to affiliate, non current		35,061									$ 35,061						$ 34,227
Long-term liability recognized							$ 33,473
Proceeds from transfer of debt							4,050
Consideration received							33,473
Debt instrument unamortized premium		8,854					12,089				8,854						10,390
Goldland Anonymos Eteria
Annual lease payments of office											1,121	€ 939					1,065	€ 943
Acropolis
Administrative fee revenue from affiliates		0	0								0		0				0		0	6
Trade accounts payable		76									$ 76						$ 76		76
Navios Partners
Termination date of the administrative services agreement											December 31, 2022	December 31, 2022					December 31, 2022	December 31, 2022
Long-term receivable from affiliate companies																			11,105
Due to affiliate, current		8,694									$ 8,694						$ 8,315		8,664
Due to affiliate, non current		31,555									31,555						14,891		0
Unamortized deferred gain for vessels and rights sold		8,536									8,536						9,955		11,846
Deferred gain recognized in Statement of Comprehensive Income		473	473								$ 1,419		1,419				1,892		1,833	2,621
Maximum borrowing capacity																				$ 60,000
Credit facility outstanding amount																	0
Interest rate description																				LIBOR plus 300 basis points
Loan margin percentage																				3.00%
Credit facility maturity date																				Jan. 02, 2017
Loan receivable from affiliate companies																	$ 0		0
Amount drawn down								$ 21,000
Number of shares issued-common stock | shares	18,422,000					47,795,000
Navios Partners | Navios Revolving Loans I Transfer
Loan receivable from affiliate companies							$ 21,384
Number of shares issued-common stock | shares							13,076,923
Consideration equity component							$ 29,423
Navios Acquisition
Termination date of the administrative services agreement											May 2020	May 2020					May 2020	May 2020
Long-term receivable from affiliate companies																	$ 0
Due to affiliate, current		538									$ 538						2,800		19,383
Due to affiliate, non current		9,273									9,273						15,236		6,399
Line Credit Facility Arrangement Fees														$ 4,000
Credit facility outstanding amount																	$ 0		0
Interest rate description																	LIBOR plus 300 basis points	LIBOR plus 300 basis points
Credit facility maturity date																	Dec. 31, 2015	Dec. 31, 2015
Navios Midstream
Due to affiliate, current		2,264									2,264						$ 990		4,800
Due to affiliate, non current		2,565									$ 2,565						$ 4,554		0
Description of the option to acquire Navios Midstream											Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of September 30, 2018, Navios Holdings had not exercised any part of that option.	Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of September 30, 2018, Navios Holdings had not exercised any part of that option.					Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC ("Midstream General Partner"), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2016, Navios Holdings had not exercised any part of that option.	Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC ("Midstream General Partner"), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2016, Navios Holdings had not exercised any part of that option.
Navios Logistics | Navios Acquisition Loan
Ownership percentage of Navios Holdings																						78.50%
Navios Containers
Due to affiliate, current		4,875									$ 4,875						$ 3,334		0
Due to affiliate, non current		7,551									7,551						7,965		0
Deferred gain recognized in Statement of Comprehensive Income		$ 171	7								$ 415		95				$ 161
Ownership percentage of Navios Holdings		3.10%									3.10%						3.40%
Investments in affiliates		$ 6,075									$ 6,075						$ 5,161
Minimum | Share purchase agreement with Navios Partners
Ownership percentage of Navios Holdings																							20.00%
Minimum | Navios Midstream
Ownership percentage of Navios Holdings		25.00%									25.00%						25.00%
Short Term debt | Navios Acquisition
Maximum borrowing capacity																					$ 40,000
Interest rate description																					LIBOR plus 300 bps
Loan margin percentage																					3.00%
Credit facility maturity date																					Jan. 02, 2017
Navios Holdings debt | Navios Acquisition
Maximum borrowing capacity														$ 200,000
Loan margin percentage														6.00%
Navios Term Loans II | Navios Acquisition Agreement
General and administrative expenses		$ 2,188	2,250								$ 6,623		6,750
Navios Partners
Deferred gain recognized in Statement of Comprehensive Income		$ 4,915	3,360								$ 14,363		6,670				$ 12,570		(5,979)	$ 15,462
Ownership percentage of Navios Holdings		20.20%									20.20%						20.80%
Investments in affiliates		$ 84,116									$ 84,116						$ 66,773		24,033
Navios Europe I
Due from affiliate, total		17,050									17,050						7,176		2,376
Due from affiliate, current		13,088									13,088						4,002		145
Long-term receivable from affiliate companies		$ 3,962									$ 3,962						$ 3,174		2,231
Ownership percentage of Navios Holdings		47.50%									47.50%
Navios Europe I | Navios Revolving Loans I
Preferred Distribution Percentage											12.70%	12.70%					12.70%	12.70%
Loan receivable from affiliate companies		$ 11,125									$ 11,125						$ 11,125		7,125
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisitions,Navios Partners
Available amount of loan facility																	0
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Available amount of loan facility		0									$ 0
Navios Europe I | Navios Revolving Loans II
Preferred Distribution Percentage											18.00%	18.00%
Navios Europe II
Due from affiliate, total		2,423									$ 2,423						2,440		10,453
Due from affiliate, current		2,813									2,813						1,310		8,402
Long-term receivable from affiliate companies		$ 5,236									$ 5,236						3,750		2,051
Ownership percentage of Navios Holdings		47.50%									47.50%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Available amount of loan facility																	$ 15,003
Navios Europe II | Navios Revolving Loans II
Preferred Distribution Percentage																	18.00%	18.00%
Loan receivable from affiliate companies		$ 14,313									$ 14,313						$ 12,063		11,602
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisitions,Navios Partners
Line of Credit Facility, Increase					$ 14,000
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Available amount of loan facility		9,753									9,753
Line of Credit Facility, Increase					$ 14,000
Navios Acquisition
Deferred gain recognized in Statement of Comprehensive Income		$ (9,856)	$ (2,744)								$ (30,048)		$ (5,319)				$ (9,875)		29,801	$ 43,299
Ownership percentage of Navios Holdings		48.60%									48.60%						46.20%
Investments in affiliates		$ 65,164									$ 65,164						$ 99,590		$ 124,062
Navios Midstream
Ownership percentage of Navios Holdings		0.00%									0.00%						0.00%
Funding Commitment | Navios Europe II | Navios Revolving Loans II | Minimum
Available amount of loan facility		$ 0									$ 0
Funding Commitment | Navios Europe II | Navios Revolving Loans II | Maximum
Available amount of loan facility		$ 9,753									$ 9,753						$ 15,003